TAXATION (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Tax effect of tax losses	$ 35,852,225	$ 38,992,275	$ 23,903,092
Research and development tax refunds	1,391,773
Current taxation receivable	$ 1,872,057	$ 559,128